RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Related Party Transactions [Abstract]
Disclosure of detailed information about about key management personnel [Table Text Block]
	December 31,	December 31,	December 31,
	2021	2020	2019
Management compensation	$720,923	$641,845	$540,692
Management bonus*	-	28,423	496,894
Share-based expense**	104,250	335,155	255,902
Directors' fees	163,000	163,000	120,500
	$988,173	$1,168,423	$1,413,988